Staff expenses - Additional Information (Details) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 EUR (€) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense related in equity settled share based payment arrangements | €	€ 31	€ 25	€ 29
Expense related in cash settled share based payment arrangements | €	€ 0	€ 1	€ 2
Share awards related in equity settled share based payment arrangements (in shares)	3,897,800	3,201,579	3,154,715
Share awards related in cash settled share based payment arrangements (in shares)	0	497,976	519,957
Unrecognised compensation cost related to share awards amount | €	€ 15	€ 13	€ 13
Costs expected to be recognised over weighted average period	2 years	1 year 10 months 24 days	1 year 8 months 12 days
Executive Board members
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	52,693	55,651	0
Management board of ING Bank
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	172,103	137,506	123,750
Senior management and other employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share awards granted (in shares)	3,244,951	2,913,926	3,267,372